Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 391
Intangible assets and goodwill at end of period	660	$ 391
Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	186
Intangible assets and goodwill at end of period	304	186
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	181
Intangible assets and goodwill at end of period	231	181
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1
Intangible assets and goodwill at end of period	3	1
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18
Intangible assets and goodwill at end of period	75	18
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5
Intangible assets and goodwill at end of period	47	5
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,083	1,966
Additions	395	157
Disposals	(138)	(40)
Intangible assets and goodwill at end of period	2,340	2,083
Cost | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,238	1,217
Additions	240	61
Disposals	(138)	(40)
Intangible assets and goodwill at end of period	1,340	1,238
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	464	368
Additions	53	96
Disposals	0	0
Intangible assets and goodwill at end of period	517	464
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	226	226
Additions	2	0
Disposals	0	0
Intangible assets and goodwill at end of period	228	226
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18	18
Additions	57	0
Disposals	0	0
Intangible assets and goodwill at end of period	75	18
Cost | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	137	137
Additions	43	0
Disposals	0	0
Intangible assets and goodwill at end of period	180	137
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,692)	(1,603)
Additions	(126)	(129)
Disposals	138	40
Intangible assets and goodwill at end of period	(1,680)	(1,692)
Accumulated Amortization | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,052)	(971)
Additions	(122)	(121)
Disposals	138	40
Intangible assets and goodwill at end of period	(1,036)	(1,052)
Accumulated Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(283)	(276)
Additions	(3)	(7)
Disposals	0	0
Intangible assets and goodwill at end of period	(286)	(283)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(225)	(225)
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	(225)	(225)
Accumulated Amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(132)	(131)
Additions	(1)	(1)
Disposals	0	0
Intangible assets and goodwill at end of period	$ (133)	$ (132)